Federated Hermes Total Return Government Bond Fund
Portfolio of Investments
May 31, 2022 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURIES—65.0%
		U.S. Treasury Bonds—10.7%
$ 4,000,000		1.875%, 11/15/2051	$ 3,052,215
3,000,000		2.250%, 2/15/2052	2,512,349
4,500,000		2.375%, 2/15/2042	3,898,870
3,750,000		2.375%, 11/15/2049	3,217,252
2,250,000		2.500%, 2/15/2045	1,945,653
2,000,000		2.750%, 8/15/2047	1,821,695
500,000		2.750%, 11/15/2047	456,379
5,475,000		2.875%, 5/15/2049	5,192,249
1,000,000		3.000%, 2/15/2049	968,871
		TOTAL	23,065,533
		U.S. Treasury Notes—54.3%
10,500,000		0.250%, 8/31/2025	9,678,860
10,500,000		0.375%, 4/30/2025	9,809,952
7,500,000		0.750%, 5/31/2026	6,913,301
7,000,000		1.500%, 10/31/2024	6,814,018
7,000,000		1.625%, 9/30/2026	6,658,662
3,000,000		2.000%, 6/30/2024	2,966,243
7,500,000		2.250%, 3/31/2026	7,349,950
1,250,000		2.250%, 8/15/2027	1,213,004
8,250,000	[1]	2.500%, 4/30/2024	8,246,778
10,000,000		2.625%, 4/15/2025	9,973,173
3,000,000		2.750%, 4/30/2023	3,017,404
500,000		2.750%, 7/31/2023	503,214
16,000,000		2.750%, 4/30/2027	15,939,523
7,000,000		2.875%, 9/30/2023	7,054,477
8,000,000		2.875%, 10/31/2023	8,062,667
12,500,000		2.875%, 4/30/2029	12,492,740
		TOTAL	116,693,966
		TOTAL U.S. TREASURIES (IDENTIFIED COST $141,971,663)	139,759,499
		MORTGAGE-BACKED SECURITIES—32.7%
		Federal Home Loan Mortgage Corporation—16.6%
2,408,280		1.500%, 11/1/2050	2,050,449
2,249,821		1.500%, 3/1/2051	1,914,128
25,440		2.000%, 4/1/2051	22,493
2,245		2.500%, 11/1/2047	2,090
1,095,768		2.500%, 10/1/2049	1,016,560
14,611		2.500%, 11/1/2049	13,433
670,840		3.000%, 12/1/2049	643,698
7,191,279		3.000%, 1/1/2052	6,877,283
7,388,369		3.000%, 1/1/2052	7,063,459
747,772		3.500%, 1/1/2047	744,255
9,702,393		3.500%, 5/1/2052	9,529,426
1,177,173		4.000%, 3/1/2046	1,197,931
224,422		4.000%, 11/1/2047	227,748

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 628,439	4.000%, 4/1/2048	$ 636,574
901,043	4.000%, 7/1/2048	911,581
2,742,857	4.000%, 3/1/2052	2,751,578
	TOTAL	35,602,686
	Federal National Mortgage Association—16.1%
1,954,796	2.000%, 7/1/2051	1,745,267
37,480	2.000%, 8/1/2051	33,115
6,916	2.000%, 2/1/2052	6,157
21,305	2.000%, 2/1/2052	18,838
1,572,651	2.500%, 11/1/2049	1,458,971
4,747,158	2.500%, 4/1/2050	4,402,523
46,191	2.500%, 7/1/2051	42,632
1,901,280	2.500%, 10/1/2051	1,753,447
13,182	2.500%, 12/1/2051	12,152
3,101,025	3.000%, 7/1/2046	3,001,479
2,792,308	3.000%, 9/1/2050	2,679,330
2,960,065	3.000%, 5/1/2051	2,837,293
2,442,951	3.000%, 5/1/2051	2,346,017
2,882,566	3.000%, 10/1/2051	2,757,605
692,333	3.500%, 10/1/2047	688,212
1,497,027	3.500%, 4/1/2048	1,487,181
5,826,939	3.500%, 3/1/2052	5,719,419
263,306	4.000%, 2/1/2048	266,880
611,481	4.000%, 2/1/2048	619,779
516,869	4.000%, 2/1/2048	524,530
2,195,054	4.000%, 12/1/2051	2,204,949
28,866	5.000%, 1/1/2035	30,587
1	5.500%, 2/1/2023	1
18,749	5.500%, 6/1/2025	19,623
20,804	6.000%, 2/1/2026	21,963
20,087	6.000%, 4/1/2026	21,206
33,899	6.000%, 7/1/2034	37,110
	TOTAL	34,736,266
	Government National Mortgage Association—0.0%
5,264	5.000%, 3/15/2023	5,318
11,549	5.500%, 2/15/2023	11,649
15,654	6.000%, 1/20/2029	16,560
7,451	6.000%, 3/15/2032	7,898
14,607	6.500%, 10/15/2031	15,894
198	7.500%, 10/15/2026	211
8,241	7.500%, 10/15/2027	8,848
	TOTAL	66,378
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $70,890,300)	70,405,330
	GOVERNMENT AGENCIES—3.5%
	Federal National Mortgage Association—1.7%
3,000,000	6.625%, 11/15/2030	3,751,142
	Tennessee Valley Authority Bonds—1.8%
2,140,000	1.500%, 9/15/2031	1,832,340

Principal Amount or Shares			Value
		GOVERNMENT AGENCIES—continued
		Tennessee Valley Authority Bonds—continued
$ 1,750,000		4.875%, 1/15/2048	$ 1,990,843
		TOTAL	3,823,183
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $9,149,280)	7,574,325
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.3%
	[2]	Federal Home Loan Mortgage Corporation—0.2%
24,821		REMIC, Series 2411, Class FJ, 1.225% (1-month USLIBOR +0.350%), 12/15/2029	24,866
75,176		REMIC, Series 2458, Class FB, 1.875% (1-month USLIBOR +1.000%), 1/15/2032	76,633
13,807		REMIC, Series 2534, Class FI, 1.775% (1-month USLIBOR +0.900%), 2/15/2032	14,058
293,477		REMIC, Series 3322, Class FB, 1.265% (1-month USLIBOR +0.390%), 5/15/2037	294,287
		TOTAL	409,844
	[2]	Federal National Mortgage Association—0.2%
54,729		REMIC, Series 1999-51, Class F, 1.387% (1-month USLIBOR +0.500%), 9/17/2029	54,806
96,284		REMIC, Series 2006-58, Class FP, 1.306% (1-month USLIBOR +0.300%), 7/25/2036	96,497
181,970		REMIC, Series 2006-85, Class PF, 1.386% (1-month USLIBOR +0.380%), 9/25/2036	183,086
139,319		REMIC, Series 2007-46, Class FA, 1.376% (1-month USLIBOR +0.370%), 5/25/2037	139,799
65,652		REMIC, Series 370, Class F21, 1.306% (1-month USLIBOR +0.300%), 6/25/2036	65,801
		TOTAL	539,989
		Government National Mortgage Association—0.9%
812,466		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	794,761
1,143,795		REMIC, Series 2016-11, Class A, 2.500%, 8/16/2054	1,060,998
		TOTAL	1,855,759
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,894,712)	2,805,592
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
14,323		1.965%, 7/1/2035 (IDENTIFIED COST $14,185)	14,715
		INVESTMENT COMPANY—6.0%
12,839,516		Federated Hermes Government Obligations Fund, Class Premier, 0.70%[3] (IDENTIFIED COST $12,839,516)	12,839,516
		TOTAL INVESTMENT IN SECURITIES—108.5% (IDENTIFIED COST $237,759,656)	233,398,977
		OTHER ASSETS AND LIABILITIES - NET—(8.5)%[4]	(18,291,195)
		TOTAL NET ASSETS—100%	$215,107,782
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2022, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 2/28/2022	$33,753,976
Purchases at Cost	$65,178,896
Proceeds from Sales	$(86,093,356)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 5/31/2022	$12,839,516
Shares Held as of 5/31/2022	12,839,516
Dividend Income	$9,262

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of May 31, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$7,996,875	$8,190,000

2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$139,759,499	$—	$139,759,499
Mortgage-Backed Securities	—	70,405,330	—	70,405,330
Government Agencies	—	7,574,325	—	7,574,325
Collateralized Mortgage Obligations	—	2,805,592	—	2,805,592
Adjustable Rate Mortgages	—	14,715	—	14,715
Investment Company	12,839,516	—	—	12,839,516
TOTAL SECURITIES	$12,839,516	$220,559,461	$—	$233,398,977

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit